Derivative Financial Instruments - Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	€ 40,366	€ 43,645
Unrealised gains (losses)	(627)	(102)
Financial liabilities at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	29,947	16,186
Unrealised gains (losses)	(772)	(320)
Financial assets at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	10,419	27,459
Unrealised gains (losses)	€ 145	€ 218